Corporate Income Fund	07/01/2021 to 06/30/2022

ICA File Number: 811-07353
Registrant Name: T. Rowe Price Corporate Income Fund, Inc.
Reporting Period: 07/01/2021 - 06/30/2022

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2021 to 06/30/2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Corporate Income Fund, Inc.

By (Signature and Title) /s/ David Oestreicher
David Oestreicher, Principal Executive Officer

Date August 31, 2022
============================ Corporate Income Fund =============================

SELECT SECTOR SPDR TRUST

Ticker:                      Security ID:  81369Y860
Meeting Date: OCT 29, 2021   Meeting Type: Special
Record Date:  SEP 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Allison Grant Williams   For       For          Management
1.2   Elect Director Sheila Hartnett-Devlin   For       For          Management
1.3   Elect Director James Jessee             For       For          Management
1.4   Elect Director Teresa Polley            For       For          Management
1.5   Elect Director Ashley T. Rabun          For       For          Management
1.6   Elect Director James E. Ross            For       For          Management
1.7   Elect Director Rory Tobin               For       For          Management

========== END NPX REPORT